PROPERTY, PLANT AND EQUIPMENT - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT.
Right-of-use assets	€ 7,812	€ 9,063	€ 1,334